Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Maximum employee contribution allowed as a percentage of annual compensation for retirement savings plan	75.00%
Company contribution match percentage for retirement savings plan	100.00%
Percent of employees' eligible annual compensation for employer matching contribution to retirement savings plan	4.00%
Employee matching expenses for retirement savings plan	$ 249.0	$ 262.0	$ 254.0
Vesting service period for pension plan	3 years
Related party
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 105.0	63.0
Long-duration bonds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	35.00%
Global equities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	30.00%
Real assets
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	10.00%
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	10.00%
Domestic mid-small cap equities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	5.00%
Emerging markets equities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	5.00%
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage	5.00%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 8,435.0	7,834.0	$ 7,779.0
Pension Plans | Qualified plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions expected in the next fiscal year	0.0	$ 0.0
Pension Plans | Non-qualified plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions expected in the next fiscal year	55.0
Postretirement Welfare Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets	47.0
Postretirement Welfare Plans | Non-qualified plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions expected in the next fiscal year	$ 0.0